Segment Information - Summary of Long-lived Assets by Geographic Area (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	¥ 7,204,128	$ 1,104,081	¥ 4,990,222
PRC
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	6,016,479	922,066	3,807,201
Malaysia
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	958,408	146,882	974,353
India
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	¥ 229,241	$ 35,133	¥ 208,668